Financial risk management, objectives and policies, Market risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Swap	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Market risk [Abstract]
Number of interest rate swaps | Swap	9
Interest rate swaps total aggregate notional amount	$ 379,916	$ 402,049
Increase (decrease) in profit (loss) due to change in interest rates by fifty basis points	$ (1,805)	$ (2,152)	$ (3,099)